Note 6 - Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
(6)	Acquired Intangible Assets and Goodwill

The Company's intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired related to outside ownership of two previously 50% owned subsidiaries that the Company acquired 100% of in 2005.

	In Thousands
	2019	2018
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—
Balance at December 31,	$4,805	4,805